Subsequent Events (Details) - SubsequentEvent [Member] - USD ($)		1 Months Ended
	Dec. 15, 2024	Jul. 31, 2025	Aug. 01, 2025
Subsequent Events [Line Items]
Convertible note issued		$ 55,000,000
Cash fractional per share	$ 37.86
Bottom of Range [Member]
Subsequent Events [Line Items]
Par value			$ 0.0001
Top of Range [Member]
Subsequent Events [Line Items]
Par value			$ 0.001
OSN Streaming Limited [Member]
Subsequent Events [Line Items]
Convertible note issued	$ 55,000,000	$ 23,000,000
Accrued interest	$ 4,404,313
Conversion per share	$ 25
Ordinary issuance shares	2,376,171